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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 9/30/03
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         LONGVIEW MANAGEMENT GROUP, LLC
                 -------------------------------
   Address:      222 N. LASALLE STREET, #2000,
                 -------------------------------
                 CHICAGO, IL 60601
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-4651
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Angela Newhouse
         -------------------------------
Title:   Investment Information Manager
         -------------------------------
Phone:   312-236-6300
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Angela Newhouse                Chicago, Illinois   11/14/03
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/x/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-                         NONE
       ---------------          ------------------------------------
    [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      None
                                        --------------------

Form 13F Information Table Entry Total: 18
                                        --------------------

Form 13F Information Table Value Total: $1,767,035
                                        --------------------
                                            (thousands)

THE CONFIDENTIAL PORTION OF THIS FORM 13F HAS BEEN OMITTED AND FILED SEPARATELY WITH THE SEC.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

    None      28-
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

                           FORM 13F INFORMATION TABLE
                                    9/30/2003

     COLUMN 1              COLUMN 2  COLUMN 3   COLUMN 4     COLUMN 5            COLUMN 6        COLUMN 7             COLUMN 8
     --------              --------  --------   --------     ---------           --------        --------             --------
                                                                           INVESTMENT DISCRETION                  VOTING AUTHORITY

      NAME OF               TITLE OF   CUSIP      VALUE      SHARES OR
       ISSUER                CLASS    NUMBER    (X $1000) PRINCIPLE AMOUNT  SOLE  SHARED  OTHER  MANAGERS    SOLE      SHARED   NONE
AT&T CORP                   Com New  001957505        341      15,832  SH     X                  Longview      15,832
AETNA INC NEW               Com      00817Y108      1,402      22,977  SH     X                  Longview      22,977
ALLTEL CORP                 Com      020039103      2,631      56,778  SH     X                  Longview      56,778
BANK ONE CORP               Com      06423A103     12,891     333,541  SH     X                  Longview     333,541
COMPUTER ASSOC INTL INC     Com      204912109        220       8,436  SH     X                  Longview       8,436
EMERSON ELECTRIC CO         Com      291011104      3,005      57,082  SH     X                  Longview      57,082
GENERAL DYNAMICS CORP       Com      369550108  1,300,337  16,658,179  SH     X                  Longview  16,658,179
GENERAL ELEC CO             Com      369604103        570      19,111  SH     X                  Longview      19,111
HILTON HOTELS CORP          Com      432848109      1,906     117,528  SH     X                  Longview     117,528
LABORATORY CORP AMER HLDGS  Com New  50540R409        739      25,764  SH     X                  Longview      25,764
MAYTAG CORP                 Com      578592107    134,829   5,399,635  SH     X                  Longview   5,399,635
MEDIS TECHNOLOGIES LTD      Com      58500P107     21,875   2,113,485  SH     X                  Longview   2,113,485
PARK PL ENTMT CORP          Com      700690100      1,059     117,528  SH     X                  Longview     117,528
PFIZER INC                  Com      717081103        387      12,744  SH     X                  Longview      12,744
PITNEY BOWES INC            Com      724479100        215       5,600  SH     X                  Longview       5,600
SUNGARD DATA SYS INC        Com      867363103        490      18,610  SH     X                  Longview      18,610
US BANCORP DEL              Com New  902973304      1,192      49,689  SH     X                  Longview      49,689
VULCAN MATLS CO             Com      929160109    282,945   7,089,575  SH     X                  Longview   7,089,575

TOTAL                                           1,767,035  32,122,093                                      32,122,093




     THE CONFIDENTIAL PORTION OF THIS FORM 13F HAS BEEN OMITTED AND FILED SEPARATELY WITH THE SEC.